Finance Income and Costs - Schedule of Finance Income and Costs (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure Of Finance Income Expense [Abstract]
Interest income on term deposits measured at amortised cost	$ 9,703	$ 6,618	$ 4,628
Change in fair value of financial asset measured at FVTPL		4
Change in fair value of financial liability measured at FVTPL			350
Other interest income	1,271	3,362	2,554
Net foreign exchange gain			4,568
Finance income	10,974	9,984	12,100
Interest expense on financial liabilities measured at amortised cost	15,067	13,744	2,035
Change in fair value of financial liability measured at FVTPL	673	1,181
Change in fair value of financial asset measured at FVTPL	2,820
Net foreign exchange loss	25,636	8,218
Impairment loss on trade and other receivables	349	904	358
Interest expense on lease liabilities	1,554	1,569	1,867
Finance and other charges	633	710	538
Finance costs	46,732	26,326	4,798
Net finance income (costs)	$ (35,758)	$ (16,342)	$ 7,302